GMO Emerging Country Debt Series Fund
GMO EMERGING COUNTRY DEBT SERIES FUND
Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees GMO Emerging Country Debt Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.50%	[1]	none	0.50%	[1]	none	0.50%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.50%	[1]	none	0.50%	[1]	none	0.50%	[1]
[1]	These amounts are paid to and retained by GMO Emerging Country Debt Fund ("ECDF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Emerging Country Debt Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.35%	0.35%	0.35%
Distribution and service (12b-1) fee	[2][3]	0.25%	0.10%	none
Other expenses	[2][4]	0.28%	0.28%	0.28%
Total annual fund operating expenses	[2]	0.88%	0.73%	0.63%
Expense reimbursement	[2][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	0.87%	0.72%	0.62%
[1]	The amount reflects the management fee paid by ECDF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ECDF.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and ECDF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	“Other expenses” include administration fees of 0.05% paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).
[5]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both ECDF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO Emerging Country Debt Series Fund (USD $)	1 Year	3 Years
Class R4	190	384
Class R5	175	338
Class R6	165	306

If you do not sell your shares
Expense Example, No Redemption GMO Emerging Country Debt Series Fund (USD $)	1 Year	3 Years
Class R4	138	328
Class R5	123	281
Class R6	113	250

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2014, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Emerging Country Debt Fund (“ECDF”), a series of GMO Trust not offered in this Prospectus. ECDF invests in securities and other instruments. The Fund’s investment objective and principal investment strategies are substantially similar to those of ECDF. References to the Fund may also refer to ECDF, and references to actions undertaken or investments held by the Fund may also refer to those by ECDF. GMO serves as investment adviser for both the Fund and ECDF.

The Fund invests primarily in debt of emerging countries that is issued by a sovereign or its instrumentalities and that usually is denominated in U.S. dollars, Euros, Japanese yen, Swiss francs or British pounds sterling. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other funds managed by GMO (“GMO Funds”) or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term “emerging countries” means the world’s less developed countries. In general, the Fund considers “emerging countries” to be the countries included in the Fund’s benchmark, as well as other countries with similar national domestic product characteristics.

The Fund typically gains its investment exposure by purchasing debt investments or by using derivatives, typically credit default swaps. The Fund invests a substantial portion of its assets either through direct holdings or indirectly through derivatives in below investment grade debt investments (commonly referred to as “junk bonds”). Those investments have speculative characteristics and are riskier than investment grade debt investments. Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars. The Fund’s performance is likely to be more volatile than that of its benchmark.

GMO emphasizes a bottom-up approach to select debt issued by sovereign and quasi-sovereign entities, using analytical techniques that seek to uncover the most undervalued instrument(s) issued by a particular sovereign or quasi-sovereign entity. GMO also considers its outlook for a country in making investment decisions and typically uses portfolio cash flows to rebalance the Fund’s portfolio. The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the developed markets), reverse repurchase agreements and futures. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund also has direct and indirect holdings in U.S. asset-backed securities. The Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 7.0 years as of 5/31/14).

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ECDF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ECDF, which include those outlined in the following brief summary of principal risks. ECDF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by ECDF may affect ECDF’s performance more than if ECDF were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in ECDF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ECDF.

  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of emerging country sovereign and quasi-sovereign debt instruments can decline due to market uncertainty about their credit quality and the reliability of their payment streams.

  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. In addition, investments in emerging country sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries creates more risk than if the Fund’s investments were more diversified.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in ECDF and the underlying funds in which it invests, including the risk that ECDF and those underlying funds will not perform as expected.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by GMO. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of ECDF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and ECDF is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 20.19% (9/30/2009) Lowest Quarter: – 23.45% (12/31/2008) Year-to-Date (as of 6/30/14): 11.79%
Average Annual Total Returns Periods Ending December 31, 2013
Average Annual Total Returns GMO Emerging Country Debt Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	(2.47%)	19.88%	10.88%	15.61%	Apr. 19, 1994	[1]
Class R4 Return After Taxes on Distributions	(4.92%)	16.25%	7.16%	10.49%	Apr. 19, 1994	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	(1.40%)	14.56%	7.18%	10.42%	Apr. 19, 1994	[1]
Class R5	(2.32%)	20.06%	11.05%	15.78%	Apr. 19, 1994	[1]
Class R6	(2.22%)	20.18%	11.16%	15.90%	Apr. 19, 1994	[1]
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	(6.58%)	11.52%	8.30%	11.18%	Apr. 19, 1994	[1]
J.P. Morgan EMBI Global + (Composite index)	(6.58%)	11.52%	8.30%	11.09%	Apr. 19, 1994	[1]
[1]	Inception date for ECDF (Class III shares).